UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  White Mountain Investment, Inc.
Address:  114 North Main Street
Suite 301
Concord, NH  03301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Patrice Allaire
Title:	Portfolio Manager
Phone:	603-224-2330
Signature, Place, and Date of Signing:

					Concord, NH    July 31, 2001

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 76

Form 13F Information Table Value Total: 178,715



List of Other Included Managers: None.

No.  13F File Number	Name

WHITE MOUNTAIN INVESTMENT
FORM 13F
30-Jun-01

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
H & Q Life Sciences            MFE              404053100      402 17705.0000SH      SOLE                3095.0000        14610.0000
Mass Mutual Corp Investors     MFF              576292106      667 27000.0000SH      SOLE               14500.0000        12500.0000
MuniVest Fund                  MFF              626295109      235 26000.0000SH      SOLE               12000.0000        14000.0000
AES Corp.                      COM              00130H105      663    15400 SH       SOLE                                      15400
AMB Property Corp.             COM              00163T109      842    32700 SH       SOLE                     8500             24200
AOL Time Warner                COM              00184A105     5186    97848 SH       SOLE                    29100             68748
American Home Products         COM              026609107     2391    40700 SH       SOLE                    11200             29500
American International Group   COM              026874107     7905    92993 SH       SOLE                    18404             74589
Archstone Communities          COM              039581103     1075    41704 SH       SOLE                    16694             25010
Bank of New York Inc.          COM              064057102     2539    52900 SH       SOLE                    25400             27500
Barrett Resources              COM              068480201      708    12000 SH       SOLE                                      12000
BellSouth Corp.                COM              079860102      219     5450 SH       SOLE                                       5450
Boston Properties Inc.         COM              101121101      348     8500 SH       SOLE                     1000              7500
Bristol-Myers Squibb           COM              110122108      876    16750 SH       SOLE                     2300             14450
Burlington Resources, Inc.     COM              122014103     2313    58186 SH       SOLE                    15000             43186
CVS                            COM              126650100     4248   110050 SH       SOLE                    28600             81450
Cardinal Health                COM              14149Y108     9826   142400 SH       SOLE                    38700            103700
Chubb Corp.                    COM              171232101     2478    32000 SH       SOLE                    11200             20800
Cisco Systems                  COM              17275R102     4118   226257 SH       SOLE                    12000            214257
Citigroup                      COM              172967101      499     9450 SH       SOLE                      800              8650
Conoco Class B.                COM              208251405      591    20456 SH       SOLE                                      20456
Convergys                      COM              212485106     3854   127400 SH       SOLE                    31500             95900
Corning                        COM              219350105      870    52081 SH       SOLE                    11400             40681
EBay                           COM              278642103      205     3000 SH       SOLE                                       3000
EMC                            COM              268648102     1034    35364 SH       SOLE                                      35364
EOG Resources                  COM              26875P101      363    10200 SH       SOLE                     5000              5200
El Paso Corp.                  COM              28336L109     1786    34000 SH       SOLE                    10000             24000
Enron                          COM              293561106     2516    51250 SH       SOLE                    18600             32650
Enzon Inc.                     COM              293904108     3965    63434 SH       SOLE                                      63434
Exxon Mobil Corporation        COM              30231g102     1471    16837 SH       SOLE                      800             16037
Fair, Isaac                    COM              303250104     7409   119850 SH       SOLE                    35700             84150
Fannie Mae                     COM              313586109    14475   170233 SH       SOLE                    37300            132933
Fed. Home Loan Mortgage Assn.  COM              313400301     1892    27800 SH       SOLE                    15000             12800
First Data                     COM              319963104     3838    59650 SH       SOLE                    13000             46650
First Health Group             COM              320960107     4417   183140 SH       SOLE                    37800            145340
Fiserv Inc.                    COM              337738108      675    10557 SH       SOLE                                      10557
General Electric               COM              369604103    14138   290020 SH       SOLE                    46700            243320
Genzyme                        COM              372917104      274     4500 SH       SOLE                                       4500
Health Care Property           COM              421915109      932    27100 SH       SOLE                    13600             13500
Hewlett Packard                COM              428236103      410    14348 SH       SOLE                     3100             11248
Home Depot                     COM              437076102     7665   164651 SH       SOLE                    37563            127088
Honeywell International        COM              438516106      274     7842 SH       SOLE                     3562              4280
Hooper Holmes                  COM              439104100     1683   165000 SH       SOLE                    54500            110500
Independent Bank               COM              453836108      600    30375 SH       SOLE                                      30375
Intel Corp.                    COM              458140100     2652    90678 SH       SOLE                    44600             46078
International Business Machine COM              459200101     5810    51420 SH       SOLE                     8410             43010
J.P. Morgan Chase & Co.        COM              46625h100      477    10685 SH       SOLE                     1480              9205
Johnson & Johnson              COM              478160104     5061   101224 SH       SOLE                    16600             84624
Kronos                         COM              501052104      700    17100 SH       SOLE                      800             16300
Medtronic                      COM              585055106     2703    58750 SH       SOLE                     6000             52750
Merck                          COM              589331107     6802   106424 SH       SOLE                    23620             82804
Miller Herman Inc.             COM              600544100     1642    67850 SH       SOLE                    18150             49700
Molex 'A'                      COM              608554200     2047    68646 SH       SOLE                    23110             45536
Nestle ADRs (voting)           COM              641069406     1063    20000 SH       SOLE                     4000             16000
New York Times                 COM              650111107     5223   124350 SH       SOLE                    31400             92950
Nokia 'A'                      COM              654902204      326    14700 SH       SOLE                     8500              6200
Nortel Networks                COM              656568102       91    10052 SH       SOLE                                      10052
Paychex, Inc.                  COM              704326107     1275    31874 SH       SOLE                    16874             15000
Pfizer Inc.                    COM              717081103      411    10260 SH       SOLE                                      10260
Pitney Bowes Inc.              COM              724479100     2232    53000 SH       SOLE                    14500             38500
Procter & Gamble               COM              742718109      630     9874 SH       SOLE                     1600              8274
Providian Financial            COM              74406a102      249     4200 SH       SOLE                                       4200
Royal Dutch Petroleum          COM              780257804     1489    25556 SH       SOLE                     4400             21156
S.B.C. Communications          COM              78387G103      244     6084 SH       SOLE                                       6084
Schering Plough Corp.          COM              806605101      754    20800 SH       SOLE                     1200             19600
Simon Property Group           COM              828806109      438    14600 SH       SOLE                     8600              6000
Staples                        COM              855030102     1286    80395 SH       SOLE                    18375             62020
State Street Corp              COM              857477103      396     8000 SH       SOLE                     8000
Synopsys                       COM              871607107     2308    47700 SH       SOLE                     9900             37800
Transatlantic Holdings         COM              893521104      735     6000 SH       SOLE                                       6000
Tyco                           COM              902124106     3707    68004 SH       SOLE                    21800             46204
Unilever N.V.  NY shares       COM              904784709     1111    18642 SH       SOLE                     2857             15785
Verizon Communications         COM              92343v104      348     6511 SH       SOLE                                       6511
WPP Group PLC                  COM              929309300      378     7515 SH       SOLE                     2171              5344
Waste Management Inc.          COM              94106L109      558    18096 SH       SOLE                                      18096
Wells Fargo                    COM              949746101     2693    58000 SH       SOLE                    10000             48000